Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Debt [Table Text Block]

The Company’s net carrying amount of debt is comprised of the following:

	March 31, 2015	December 31, 2014
IM Term Loan	$12,500,000	$12,750,000
JR Term Loan	9,000,000	9,000,000
H Term Loan	10,000,000	10,000,000
IM Seller Note	4,692,000	5,366,000
Ripka Seller Notes(*)	2,683,000	4,398,000
Contingent obligation – IM Seller(*)	5,766,000	5,766,000
Contingent obligation – JR Seller	3,784,000	3,784,000
Total	48,425,000	51,064,000
Current portion(*)	12,381,000	11,416,000
Total long-term debt	$36,044,000	$39,648,000

(*)
$5.77 million of the current portion of long-term debt consists of contingent obligation related to IM Brands, described below, which is payable in common stock or cash, at the Company’s option. The current portion of long-term debt also includes the $2.24 million fair value of the Ripka Seller Notes, which was redeemed on April 21, 2015 for shares of our common stock (See Note 10, Subsequent Events).

The Company’s net carrying amount of debt is comprised of the following:

	December 31,
	2014	2013
IM Term Loan	$12,750,000	$13,000,000
JR Term Loan	9,000,000	—
H Term Loan	10,000,000	—
IM Seller Note	5,366,000	5,045,000
Ripka Seller Notes	4,398,000	—
Contingent obligation – IM Seller(*)	5,766,000	6,681,000
Contingent obligation – JR Seller	3,784,000	—
Total	51,064,000	24,726,000
Current portion(*)	11,416,000	565,000
Total long-term debt	$39,648,000	$24,161,000

(*)	$5.766 million of the current portion of long-term debt is the contingent obligation — IM Seller, that is payable in common stock or cash, at the Company’s option.

Debt Instrument Principal Payments [Table Text Block]
The remaining scheduled principal payments (including amortization of imputed interest) are as follows:

Payment Date	Payment Amount
January 31, 2016(i)	$750,000
September 30, 2016(ii)	$4,377,432

(i)	Payable in cash subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of Common Stock subject to the provisions described above.
(ii)	Payable in stock or cash at the Company’s sole discretion. Amounts paid in cash require BHI’s approval. Amounts payable in shares of Common Stock are subject to the provisions described above.

Scheduled principal payments (including amortization of imputed interest) are as follows:

Payment Date	Payment Amount	Amounts Payable in Cash	Amount Payable in Cash with Restrictions(i)	Amount Payable in Stock(ii)
January 31, 2015(iii)	$750,000	$750,000	$—	$—
January 31, 2016	$750,000	$—	$750,000	$—
September 30, 2016	$4,377,432	$—	$—	$4,377,432

(i)
Amounts payable in cash with restrictions are subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of Common Stock subject to the provisions described above.

(ii)
This includes the last payment on the Amended Maturity Date and may include amounts payable in cash with restrictions whereby BHI provides approval and the amount would be paid with the Company’s Common Stock. Amounts payable with the Company’s Common Stock shall be subject to the provisions described above.

(iii)	Paid prior to January 31, 2015.

Schedule Of Royalty Targets and Percentage Of Potential Earn Out Value [Table Text Block]
The royalty targets and percentage of the potential earn-out value are as follows:

Royalty Target Period	Royalty Target	Earn-Out Value
Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000
IM Ready will receive a percentage of the IM Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

Applicable Percentage	% of Earn-Out Value Earned
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The royalty targets and percentage of the potential earn-out value are as follows:

Royalty Target Period	Royalty Target	Earn-Out Value
Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

IM Ready will receive a percentage of the “IM Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below:

Applicable Percentage	% of Earn-Out Value Earned
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

IM Term Loan [Member]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments are as follows:
Year Ending December 31,	Amount of Principal Payment
2015 (April 1 through December 31)	$1,125,000
2016	2,625,000
2017	3,125,000
2018	5,625,000
Total	$12,500,000

Scheduled principal payments are as follows:
Year Ending December 31,	Amount of Principal Payment
2015	$1,375,000
2016	2,625,000
2017	3,125,000
2018	5,625,000
Total	$12,750,000

JR Term Loan [Member]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments, which begin April 1, 2015, are as follows:
Year Ending December 31,	Amount of Principal Payment
2015 (April 1 through December 31)	$1,125,000
2016	2,250,000
2017	2,875,000
2018	2,250,000
2019	500,000
Total	$9,000,000

Scheduled principal payments, which begin April 1, 2015, are as follows:

Year Ending December 31,	Amount of Principal Payment
2015	$1,125,000
2016	2,250,000
2017	2,875,000
2018	2,250,000
2019	500,000
Total	$9,000,000

H Term Loan [Member]
Schedule of Maturities of Long-term Debt [Table Text Block]	Scheduled principal payments of the H Loan are as follows:
Year Ending December 31,	Amount of Principal Payment
2016	$1,500,000
2017	2,500,000
2018	3,000,000
2019	3,000,000
Total	$10,000,000

Scheduled principal payments of the H Loan are as follows:

Year Ending December 31,	Amount of Principal Payment
2015	$—
2016	1,500,000
2017	2,500,000
2018	3,000,000
2019	3,000,000
Total	$10,000,000